LVIP SSGA Developed International 150 Fund
Schedule of Investments
March 31, 2022 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–96.25%
Australia–4.73%
Aurizon Holdings Ltd.	2,059,562	$ 5,661,004
Dexus	696,701	5,686,939
Fortescue Metals Group Ltd.	396,906	6,101,175
GPT Group	1,521,741	5,898,565
Sonic Healthcare Ltd.	213,441	5,666,793
Stockland	1,815,797	5,801,911
Vicinity Centres	4,063,460	5,670,883
		40,487,270
Austria–1.38%
Erste Group Bank AG	157,792	5,776,103
OMV AG	125,769	6,036,934
		11,813,037
Canada–0.67%
Manulife Financial Corp.	270,600	5,770,664
		5,770,664
Denmark–0.63%
AP Moller - Maersk AS Class B	1,787	5,369,870
		5,369,870
Finland–0.65%
Fortum Oyj	306,799	5,607,382
		5,607,382
France–8.02%
BNP Paribas SA	100,295	5,761,702
Bouygues SA	157,889	5,510,965
Carrefour SA	272,828	5,929,174
Danone SA	99,497	5,496,508
Eiffage SA	55,732	5,748,574
Engie SA	434,035	5,730,123
Gecina SA	48,950	6,169,081
Orange SA	478,354	5,664,332
Publicis Groupe SA	92,812	5,673,724
Sanofi	54,996	5,622,768
Societe Generale SA	212,747	5,756,693
TotalEnergies SE	109,780	5,590,072
		68,653,716
Germany–6.01%
Allianz SE	24,101	5,773,597
Bayer AG	86,092	5,914,358
Bayerische Motoren Werke AG	65,313	5,644,188
Covestro AG	107,942	5,473,792
Deutsche Telekom AG	306,085	5,733,284
Fresenius Medical Care AG & Co. KGaA	87,489	5,862,707
Fresenius SE & Co. KGaA	158,942	5,835,785
HeidelbergCement AG	96,481	5,513,779
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Mercedes-Benz Group AG	81,196	$ 5,699,105
		51,450,595
Hong Kong–5.89%
CK Asset Holdings Ltd.	835,129	5,708,463
CK Hutchison Holdings Ltd.	759,014	5,550,218
Henderson Land Development Co. Ltd.	1,343,300	5,576,071
HKT Trust & HKT Ltd.	4,049,000	5,551,810
Link REIT	663,200	5,672,501
Power Assets Holdings Ltd.	862,000	5,617,696
Sun Hung Kai Properties Ltd.	464,500	5,526,377
WH Group Ltd.	9,175,365	5,761,714
Xinyi Glass Holdings Ltd.	2,261,000	5,484,151
		50,449,001
Italy–2.77%
Assicurazioni Generali SpA	268,822	6,176,671
Mediobanca Banca di Credito Finanziario SpA	564,064	5,753,240
Snam SpA	1,025,016	5,932,689
UniCredit SpA	540,108	5,888,307
		23,750,907
Japan–41.13%
AGC, Inc.	140,000	5,593,751
Aisin Corp.	162,400	5,550,443
Asahi Group Holdings Ltd.	154,600	5,665,111
Bridgestone Corp.	148,700	5,811,686
Brother Industries Ltd.	305,400	5,553,824
Canon, Inc.	235,244	5,733,836
Dai Nippon Printing Co. Ltd.	229,800	5,387,697
Daiwa Securities Group, Inc.	959,400	5,427,046
ENEOS Holdings, Inc.	1,454,600	5,438,347
FUJIFILM Holdings Corp.	91,000	5,554,634
Hirose Electric Co. Ltd.	38,000	5,508,268
Honda Motor Co. Ltd.	200,200	5,674,837
Idemitsu Kosan Co. Ltd.	199,900	5,541,831
Isuzu Motors Ltd.	430,400	5,559,914
ITOCHU Corp.	165,717	5,605,535
Japan Post Holdings Co. Ltd.	697,000	5,118,940
Japan Tobacco, Inc.	329,546	5,627,849
JFE Holdings, Inc.	372,800	5,276,281
Kajima Corp.	437,500	5,322,937
Kansai Electric Power Co., Inc.	572,900	5,396,241
KDDI Corp.	165,400	5,422,907
Komatsu Ltd.	229,200	5,540,789
Kyocera Corp.	99,000	5,539,982
LVIP SSGA Developed International 150 Fund–1

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Lixil Corp.	281,600	$ 5,297,059
Marubeni Corp.	468,400	5,486,598
MEIJI Holdings Co. Ltd.	102,000	5,531,656
Mitsubishi Chemical Holdings Corp.	834,900	5,603,719
Mitsubishi Corp.	148,400	5,568,966
Mitsubishi Electric Corp.	478,000	5,482,108
Mitsubishi Heavy Industries Ltd.	172,700	5,669,074
Mitsubishi UFJ Financial Group, Inc.	861,900	5,327,523
Mitsui & Co. Ltd.	204,500	5,551,195
Mitsui Chemicals, Inc.	219,300	5,513,106
Mitsui OSK Lines Ltd.	200,800	5,641,005
Mizuho Financial Group, Inc.	417,630	5,327,021
NEC Corp.	133,200	5,595,825
Nippon Express Holdings, Inc.	78,500	5,393,008
Nippon Steel Corp.	305,200	5,442,658
Nippon Telegraph & Telephone Corp.	188,700	5,482,468
Nippon Yusen KK	62,900	5,559,422
Obayashi Corp.	728,700	5,348,462
Oji Holdings Corp.	1,121,500	5,563,964
Otsuka Holdings Co. Ltd.	162,100	5,600,194
Resona Holdings, Inc.	1,259,334	5,363,931
Ricoh Co. Ltd.	653,300	5,699,068
Rohm Co. Ltd.	72,600	5,719,024
Seiko Epson Corp.	366,100	5,536,308
Sekisui House Ltd.	283,800	5,489,590
Shimizu Corp.	894,300	5,366,832
SUMCO Corp.	345,000	5,744,332
Sumitomo Chemical Co. Ltd.	1,177,100	5,389,721
Sumitomo Corp.	311,700	5,398,225
Sumitomo Electric Industries Ltd.	451,800	5,425,757
Sumitomo Metal Mining Co. Ltd.	106,900	5,411,736
Sumitomo Mitsui Financial Group, Inc.	162,000	5,117,313
Taisei Corp.	182,900	5,280,160
Takeda Pharmaceutical Co. Ltd.	189,600	5,402,122
TDK Corp.	156,700	5,740,775
Toray Industries, Inc.	1,055,300	5,537,421
Tosoh Corp.	363,200	5,367,913
Toyota Industries Corp.	79,100	5,455,794
Toyota Motor Corp.	313,000	5,645,893
Toyota Tsusho Corp.	135,000	5,540,657
Yamaha Motor Co. Ltd.	256,300	5,744,631
		352,214,920
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands–4.06%
ABN AMRO Bank NV	448,781	$ 5,730,854
Aegon NV	1,110,527	5,887,048
ING Groep NV	543,429	5,717,711
Koninklijke Ahold Delhaize NV	179,891	5,786,283
Koninklijke Philips NV	189,677	5,818,589
NN Group NV	115,664	5,861,705
		34,802,190
Norway–0.66%
Orkla ASA	630,136	5,608,621
		5,608,621
Singapore–0.64%
Wilmar International Ltd.	1,572,458	5,445,770
		5,445,770
Spain–3.42%
Enagas SA	255,870	5,681,919
Endesa SA	277,782	6,076,784
Grifols SA	332,366	6,059,363
Repsol SA	427,446	5,599,197
Telefonica SA	1,219,387	5,909,462
		29,326,725
Sweden–3.84%
Skandinaviska Enskilda Banken AB Class A	520,052	5,666,567
SKF AB Class B	329,825	5,400,383
Svenska Handelsbanken AB Class A	600,990	5,554,543
Swedbank AB Class A	344,639	5,168,265
Telefonaktiebolaget LM Ericsson Class B	613,366	5,591,164
Volvo AB Class B	291,828	5,481,241
		32,862,163
Switzerland–1.98%
†Adecco Group AG	121,095	5,493,054
†Holcim Ltd.	117,230	5,701,689
Novartis AG	65,265	5,729,712
		16,924,455
United Kingdom–9.77%
abrdn PLC	2,091,398	5,904,086
Aviva PLC	982,098	5,810,986
Barratt Developments PLC	814,117	5,586,882
British American Tobacco PLC	131,177	5,509,065
GlaxoSmithKline PLC	263,226	5,695,406
Imperial Brands PLC	264,626	5,574,272
J Sainsbury PLC	1,648,940	5,457,632
Johnson Matthey PLC	230,736	5,693,851
Kingfisher PLC	1,634,454	5,483,693

LVIP SSGA Developed International 150 Fund–2

LVIP SSGA Developed International 150 Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Legal & General Group PLC	1,574,899	$ 5,627,314
Lloyds Banking Group PLC	8,645,318	5,343,998
Pearson PLC	557,742	5,499,478
Persimmon PLC	195,210	5,473,951
Taylor Wimpey PLC	3,115,399	5,348,953
Vodafone Group PLC	3,427,588	5,620,504
		83,630,071
Total Common Stock (Cost $803,442,696)		824,167,357
ΔPREFERRED STOCKS–2.02%
Germany–2.02%
Henkel AG & Co. KGaA 3.11%	83,065	5,575,924
Porsche Automobil Holding SE 2.74%	61,629	5,928,336
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Germany (continued)
Volkswagen AG 3.27%	33,722	$ 5,795,170
Total Preferred Stocks (Cost $14,865,357)		17,299,430

MONEY MARKET FUND–0.60%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.25%)	5,126,443	5,126,443
Total Money Market Fund (Cost $5,126,443)		5,126,443

TOTAL INVESTMENTS–98.87% (Cost $823,434,496)	846,593,230
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.13%	9,715,300
NET ASSETS APPLICABLE TO 104,114,900 SHARES OUTSTANDING–100.00%	$856,308,530

Δ Securities have been classified by country of origin.
† Non-income producing.

The following futures contracts were outstanding at March 31, 2022:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
160	E-mini MSCI EAFE Index	$17,155,200	$16,414,956	6/17/22	$740,244	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2022.

Summary of Abbreviations:
EAFE–Europe Australasia Far East
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP SSGA Developed International 150 Fund–3

LVIP SSGA Developed International 150 Fund
Notes
March 31, 2022 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP SSGA Developed International 150 Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP SSGA Developed International 150 Fund–4

LVIP SSGA Developed International 150 Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Australia	$—	$40,487,270	$—	$40,487,270
Austria	—	11,813,037	—	11,813,037
Canada	5,770,664	—	—	5,770,664
Denmark	—	5,369,870	—	5,369,870
Finland	—	5,607,382	—	5,607,382
France	5,664,332	62,989,384	—	68,653,716
Germany	—	51,450,595	—	51,450,595
Hong Kong	5,617,696	44,831,305	—	50,449,001
Italy	—	23,750,907	—	23,750,907
Japan	—	352,214,920	—	352,214,920
Netherlands	—	34,802,190	—	34,802,190
Norway	—	5,608,621	—	5,608,621
Singapore	—	5,445,770	—	5,445,770
Spain	—	29,326,725	—	29,326,725
Sweden	—	32,862,163	—	32,862,163
Switzerland	—	16,924,455	—	16,924,455
United Kingdom	—	83,630,071	—	83,630,071
Preferred Stocks	—	17,299,430	—	17,299,430
Money Market Fund	5,126,443	—	—	5,126,443
Total Investments	$22,179,135	$824,414,095	$—	$846,593,230
Derivatives:

Assets:
Futures Contract	$740,244	$—	$—	$740,244
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2022, the majority of the Fund’s common stock investments was categorized as Level 2.
LVIP SSGA Developed International 150 Fund–5